Cover	Mar. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2026
Entity File Number	001-42175
Entity Registrant Name	FIRSTSUN CAPITAL BANCORP
Entity Central Index Key	0001709442
Entity Tax Identification Number	81-4552413
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1400 16th Street
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	831-6704
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 Par Value
Trading Symbol	FSUN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false